Stock-Based Compensation RSUs Activity (Details) (Restricted Stock Units (RSUs), USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units (RSUs)
Restricted Stock Units Outstanding Roll Forward
Unvested units, beginning	1,840
Units granted	778
Units vested	(622)
Units forfeited	(645)
Unvested units, ending	1,351	1,840
Weighted Average Grant Date Fair Value Roll Forward
Unvested units, beginning (in usd per share)	$ 12.18
Units granted (in usd per share)	$ 9.38	$ 10.23	$ 14.83
Units vested (in usd per share)	$ 12.83
Units forfeited (in usd per share)	$ 11.07
Unvested units, ending (in usd per share)	$ 10.80	$ 12.18